Share Capital - Schedule of Classes of Share Capital (Parenthetical) (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Par value per share	$ 0.000083	$ 0.000083	$ 0.000083	$ 0.000083
Number of shares authorized	4,800,000,000	4,800,000,000	4,800,000,000	4,800,000,000